Investments in joint ventures (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Aug. 12, 2014	Dec. 31, 2015	Dec. 31, 2014
Time charter revenues	$ 22,785	$ 11,065	$ 44,454	$ 22,577
Operating expenses	(6,647)	(3,814)	(12,734)	(8,173)
Depreciation and amortization	(2,636)	(8)	(5,265)	(16)
Operating income	11,321	18,724	17,565	23,747
Unrealized gain (loss) on derivative instruments	326	(8)	662	113
Net income (loss)	$ 4,062	16,438	$ 3,022	19,016	$ (11,941)	$ 41,279
Share of joint ventures owned	50.00%		50.00%
Equity in earnings (losses) of joint ventures	$ (1,866)	11,481	$ (8,575)	9,359
Cash and cash equivalents	18,006	29,373	18,006	29,373		32,868	$ 30,477
Restricted cash	10,331		10,331			10,630
Total current assets	52,255		52,255			67,935
Restricted cash	14,640		14,640			15,198
Vessels, net of accumulated depreciation	347,834		347,834			353,078
Total long-term assets	683,629		683,629			695,808
Current portion of long-term debt	32,208		32,208			32,208
Amounts and loans due to owners and affiliates	0		0			287
Derivative financial instruments	4,954		4,954			4,912
Total current liabilities	68,897		68,897			72,671
Long-term debt	315,573		315,573			330,635
Derivative financial liabilities	13,539		13,539			5,855
Other long-term liabilities	15,348		15,348			14,633
Total long-term liabilities	443,124		443,124			441,274
Accumulated losses of joint ventures	(51,082)		(51,082)			$ (42,507)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	20,757	22,281	42,235	42,618
Operating expenses	(3,815)	(6,317)	(8,202)	(10,586)
Depreciation and amortization	(4,905)	(4,772)	(9,818)	(9,279)
Operating income	12,037	11,192	24,215	22,753
Unrealized gain (loss) on derivative instruments	(8,347)	19,742	(26,332)	11,878
Other financial expense, net	(7,576)	(8,126)	(15,340)	(16,220)
Net income (loss)	$ (3,886)	$ 22,808	$ (17,457)	$ 18,411
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%		50.00%
Share of joint ventures net income (loss) before eliminations	$ (1,943)	$ 11,404	$ (8,729)	$ 9,206
Eliminations	77	77	154	153
Equity in earnings (losses) of joint ventures	(1,866)	$ 11,481	(8,575)	$ 9,359
Cash and cash equivalents	2,989		2,989			$ 4,197
Restricted cash	8,441		8,441			8,444
Other current assets	2,626		2,626			1,957
Total current assets	14,056		14,056			14,598
Restricted cash	25,104		25,104			25,104
Vessels, net of accumulated depreciation	575,673		575,673			585,017
Total long-term assets	600,777		600,777			610,121
Current portion of long-term debt	22,787		22,787			22,093
Amounts and loans due to owners and affiliates	13,928		13,928			14,795
Derivative financial instruments	14,762		14,762			20,239
Other current liabilities	12,054		12,054			11,067
Total current liabilities	63,531		63,531			68,194
Long-term debt	465,711		465,711			477,102
Loans due to owners and affiliates	7,196		7,196			13,722
Derivative financial liabilities	118,874		118,874			87,065
Other long-term liabilities	44,050		44,050			45,710
Total long-term liabilities	635,831		635,831			623,599
Net liabilities	(84,529)		(84,529)			(67,074)
Share of joint ventures net liabilities before eliminations	(42,265)		(42,265)			(33,537)
Eliminations	(8,817)		(8,817)			(8,970)
Accumulated losses of joint ventures	$ (51,082)		$ (51,082)			$ (42,507)